FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Additional Information (Details) € in Millions, £ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Feb. 28, 2026	Mar. 31, 2025 GBP (£)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Mar. 31, 2025 EUR (€) GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 GBP (£)
Disclosure of detailed information about borrowings [line items]
Cash and cash equivalents			£ 2,694	£ 2,638						£ 2,218
Borrowings			£ 4,936	£ 4,328
Percentage of trade receivables			5.20%	6.50%
Weighted average growth rate			10.90%	21.50%	10.90%	10.90%		21.50%	21.50%
Risk adjusted discount rate			3.20%	4.90%	3.20%	3.20%		4.90%	4.90%
Currency risk | Cash Flow Hedges
Disclosure of detailed information about borrowings [line items]
Hedge ratio			1		1	1
Interest rate risk
Disclosure of detailed information about borrowings [line items]
Percentage increase in market interest rate			1.00%
Potential amount of change due to an increase or decrease in risk			£ 22	£ 21
Percentage decrease in market interest rate			1.00%
Bottom of Range | Earnout agreements for acquisitions completed in the current year
Disclosure of detailed information about borrowings [line items]
Potential undiscounted amount of future payments			£ 0	0
Bottom of Range | All earn-out agreements
Disclosure of detailed information about borrowings [line items]
Potential undiscounted amount of future payments			0	0
Top of Range | Earnout agreements for acquisitions completed in the current year
Disclosure of detailed information about borrowings [line items]
Potential undiscounted amount of future payments				51
Top of Range | All earn-out agreements
Disclosure of detailed information about borrowings [line items]
Potential undiscounted amount of future payments			414	594
US dollar borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings | $					$ 1,285			$ 1,285
US dollar borrowings | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings | $					$ 1,285			1,683
Sterling Borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings			£ 1,057	1,501
Sterling Borrowings | Currency risk
Disclosure of detailed information about borrowings [line items]
Percentage weakening of sterling against major currencies			10.00%		10.00%	10.00%
Percentage increase of sterling against major currencies			10.00%		10.00%	10.00%
Sterling Borrowings | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings			£ 1,152	£ 1,900
Euro Borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings | €						€ 3,101			€ 2,101
Euro Borrowings | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings | €						€ 2,164			€ 2,100
Foreign Exchange Contracts | Cash Flow Hedges
Disclosure of detailed information about borrowings [line items]
Notional amount of hedging instruments			43
US Revolving Credit Facilities March 2026
Disclosure of detailed information about borrowings [line items]
Borrowings term			5 years
Notional amount of hedged items | $					$ 2,500			$ 2,500
US Revolving Credit Facilities March 2026, Extension 1 | Forecast
Disclosure of detailed information about borrowings [line items]
Extension option term	1 year
Eurobonds Due March 2025
Disclosure of detailed information about borrowings [line items]
Notional amount of hedged items | €							€ 500
Cross Currency Swaps Due March 2025 | Cash Flow Hedges
Disclosure of detailed information about borrowings [line items]
Notional amount of hedging instruments | €							500
Payments		£ 444
Interest Rate Swaps Due March 2026 | Cash Flow Hedges
Disclosure of detailed information about borrowings [line items]
Notional amount of hedging instruments							428
Cross Currency Swaps Due May 2028 | Net investment hedges of foreign currency risk
Disclosure of detailed information about borrowings [line items]
Notional amount of hedging instruments | $					595
Cross Currency Swaps Due May 2028 | Cash Flow Hedges
Disclosure of detailed information about borrowings [line items]
Notional amount of hedging instruments | €						550
Cross Currency Swaps Due September 2029 | Net investment hedges of foreign currency risk
Disclosure of detailed information about borrowings [line items]
Notional amount of hedging instruments | $					377
Cross Currency Swaps Due September 2029 | Cash Flow Hedges
Disclosure of detailed information about borrowings [line items]
Notional amount of hedging instruments | €						350
93 USD Million Bond | Net investment hedges of foreign currency risk
Disclosure of detailed information about borrowings [line items]
Notional amount of hedging instruments | $					93
220 USD Million Bond | Net investment hedges of foreign currency risk
Disclosure of detailed information about borrowings [line items]
Notional amount of hedging instruments | $					220
Cross Currency Interest Rate Swaps Due September 2033 | Fair value hedges of foreign currency and interest rate risk
Disclosure of detailed information about borrowings [line items]
Notional amount of hedging instruments | €						500